Other Financial Liability - Schedule of Fair Value of Embedded Derivative (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Embedded Derivative [Abstract]
Fair value as at June 10, 2024	[1]	$ 37,393
Fair value as at December 31, 2024		173,551
Fair value adjustment		$ 136,158

[1]	Valued using discounted cashflow method